Susequent Events (Details Narrative) - USD ($)					3 Months Ended
	Jun. 21, 2017	Jun. 14, 2017	Jun. 13, 2017	Mar. 09, 2017	Jun. 07, 2017
Number of common stock shares issued, value					$ 2,665,886
Number of common shares issued for services, value					$ 200,000
The Crypto Company, Inc. [Member]
Number of common stock shares issued					477,867
Option purchase price per share					$ 0.80
Number of common shares issued for services				125,000
Number of common stock shares authorized					1,000,000
Subsequent Event [Member] | The Crypto Company, Inc. [Member] | 2017 Equity Incentive Plan [Member]
Option purchase price per share	$ 2.00
Number of common stock shares authorized	5,000,000
Number of options granted to purchase shares of common stock	150,000
Subsequent Event [Member] | The Crypto Company, Inc. [Member] | Officers and Consultants [Member]
Number of common shares issued for services		129,238
Number of common shares issued for services, value		$ 258,476
Subsequent Event [Member] | The Crypto Company, Inc. [Member] | Accredited Investors [Member]
Number of common stock shares issued			47,500
Option purchase price per share			$ 2.00
Number of common stock shares issued, value			$ 95,000